Investments (Details) (USD $)	12 Months Ended						1 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended					0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Feb. 12, 2013 SVH		Dec. 31, 2012 SVH		Dec. 31, 2011 SVH	Dec. 31, 2008 SVH	Feb. 12, 2013 SVH GECC Note	Dec. 31, 2012 SVH GECC Note	Dec. 31, 2011 SVH GECC Note	Feb. 12, 2013 SVH LIN Television		Dec. 31, 2012 SVH LIN Television		Dec. 31, 2011 SVH LIN Television	Dec. 31, 2013 SVH LIN Television	Dec. 31, 2008 SVH LIN Television	Feb. 12, 2013 SVH LIN Television Transaction agreement	Feb. 12, 2013 SVH LIN Television GECC Note	Dec. 31, 2012 SVH LIN Television GECC Note	Dec. 31, 2011 SVH LIN Television GECC Note	Feb. 12, 2013 SVH LIN Texas Transaction agreement	Feb. 12, 2013 SVH NBC Universal and General Electric	Dec. 31, 2012 SVH NBC Universal and General Electric	Dec. 31, 2011 SVH NBC Universal and General Electric	Feb. 12, 2013 SVO	Dec. 31, 2012 SVO	Dec. 31, 2011 SVO	Feb. 12, 2013 SVO LIN Television	Dec. 31, 2012 SVO LIN Television	Dec. 31, 2011 SVO LIN Television
Statement
Ownership percentage							20.38%		20.38%									20.38%			20.38%						20.38%				99.75%	99.75%			99.75%
Capital contribution made by the entity	$ 100,000,000	$ 0	$ 0	$ 100,000,000	$ 0	$ 0							$ 100,000,000											$ 100,000,000
Ownership interest sold (as a percent)																							20.38%				20.38%
Proceeds from sale of equity interest																							1.00	1.00			1.00
Summarized financial information
Net revenues/ equity in income from limited partnership interest in SVO							2,786,000		64,354,000		47,624,000					2,786,000		64,354,000		47,624,000											11,951,000	143,474,000	118,833,000	11,951,000	143,474,000	118,833,000
Operating expenses																															(9,148,000)	(79,124,000)	(71,350,000)	9,148,000	79,124,000	71,350,000
Net income before taxes																															2,805,000	64,653,000	47,791,000	2,805,000	64,653,000	47,791,000
Interest and other expenses							(8,039,000)		(69,365,000)		(68,003,000)					8,039,000		69,365,000		68,003,000
Net income (loss) after taxes							(5,253,000)		(5,011,000)		(20,379,000)					(5,253,000)		(5,011,000)		(20,379,000)											2,793,000	64,515,000	47,743,000	2,793,000	64,515,000	47,743,000
Cash distributions from SVO							6,905,000		55,025,000		53,846,000					6,905,000		55,025,000		53,846,000
Shortfall loans							0		2,292,000		2,483,000					0		2,292,000		2,483,000								0	8,954,000	9,701,000
Cash and cash equivalents							6,905,000	[1]	0							6,905,000	[1]	0
Non-current assets							205,433,000	[1]	209,552,000							205,433,000	[1]	209,552,000
Current liabilities							8,155,000	[1]	544,000							8,155,000	[1]	544,000
Non-current liabilities							865,354,000	[1],[2]	864,927,000	[2]						865,354,000	[1],[2]	864,927,000	[2]
Shortfall loans outstanding and accrued interest payable							10,159,000	[1]	10,080,000							10,159,000	[1]	10,080,000										39,695,000 [1]	39,382,000
Carrying value of investment												0										0
Shortfall liabilities recognized	0	0	4,697,000			4,697,000								4,200,000	4,700,000										4,200,000	4,700,000
Impairment charge recognized on the shortfall loans	56,000	98,309,000	4,957,000	56,000	98,309,000	4,957,000								4,200,000	4,700,000										4,200,000	4,700,000
Reversal of remaining accrued shortfall funding liability														$ 6,000,000											$ 6,000,000

[1]	Represents balances prior to the effect of the JV Sale Transaction.
[2]	See Note 13—"Commitments and Contingencies" for further description of the GECC Note. Non-current liabilities includes shortfall loans outstanding and accrued interest payable to the joint venture partners.